Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 12,236	$ 15,419	$ 124,501
Prepaid expenses	27,372	7,208
Total current assets	39,608	22,627	124,501
Deferred offering costs			1,101,353
Investments held in Trust Account	20,886,019	36,605,106
Total Assets	20,925,627	36,627,733	1,225,854
Current liabilities:
Accounts payable and accrued expenses	1,259,291	1,081,753	34,000
Income taxes payable	286,367	524,562
Excise tax payable	530,415	359,957
Accrued offering costs			12,362
Notes payable – related party	1,778,000		1,200,000
Due to affiliate	87,000	72,000	17,000
Total current liabilities	3,941,073	2,038,272	1,263,362
Deferred underwriting commissions	2,070,000	2,070,000
Total liabilities	6,011,073	4,108,272	1,263,362
Commitments and Contingencies
Common stock subject to possible redemption	20,668,509	36,426,253
Stockholders’ Deficit
Preferred stock value
Common stock value	216	216	173
Additional paid-in capital			24,827
Accumulated deficit	(5,754,171)	(3,907,008)	(62,508)
Total stockholders’ deficit	(5,753,955)	(3,906,792)	(37,508)
Total Liabilities and Stockholders’ Deficit	$ 20,925,627	$ 36,627,733	$ 1,225,854